Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax reconciliation [line items]
Income carrying amount before income tax	$ 869,996,208	$ 184,177,495	$ 145,943,999
Applicable income tax rate	35.00%	35.00%	35.00%
Income tax on income carrying amount	$ 304,498,673	$ 64,462,123	$ 51,080,400
Net permanent differences and other tax effects including the fiscal inflation adjustment	(22,177,606)	(7,256,954)	(43,885,921)
Total income tax	$ 282,321,067	$ 57,205,169	$ 7,194,479